Selected Financial Data	9 Months Ended
Sep. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Financial Data

Note 13. Selected Financial Data

The following table includes selected financial data for each of the quarters in 2017 and for each of the quarters ended March 31, 2018, June 30, 2018 and September 30, 2018.

		For the quarter ended
(in thousands, except per share and share data)	September 30, 2018	June 30, 2018	March 31, 2018	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
		(Unaudited)
Revenue in conjunction with strategic alliances and collaborations	$3,423	$2,386	$2,367	$2,020	$3,296	$3,761	$3,921
Research and development expenses, net	3,969	4,225	3,941	4,353	3,563	3,769	4,233
General and administrative expenses	3,810	8,233	5,098	2,634	2,846	1,058	1,034
Net loss from operations	(4,356)	(10,072)	(6,672)	(4,967)	(3,113)	(1,066)	(1,346)
Net loss	(4,253)	(9,950)	(6,571)	(5,280)	(3,177)	(1,099)	(1,346)
Net loss per share, basic and diluted	$(0.42)	$(0.99)	$(0.66)	$(0.86)	$(1.51)	$(0.54)	$(0.66)
Weighted average shares outstanding, basic and diluted	10,092,891	10,057,048	10,027,834	6,151,580	2,099,318	2,031,599	2,031,599

Certain amounts presented in the schedule above have been reclassified to conform to the current period's presentation. A reclassification of $1.3 million was recorded between research and development and general and administrative expenses during each quarter of September 30, 2017 and December 31, 2017, respectively. None of the adjustments had any effect on the prior period loss from operations or net loss, or within the presentation of the total of such categories during 2017 as reported in the Form 20-F.

		As of
	September 30, 2018	June 30, 2018	March 31, 2018	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
		(Unaudited)
Working capital	$20,801	$23,429	$37,383	$39,828	$5,144	$6,432	$1,706
Total assets	$37,115	$44,322	$52,483	$52,024	$12,221	$13,354	$9,678
Shareholders' equity (deficit)	$14,151	$17,795	$27,543	$33,794	$(1,999)	$(826)	$253